Commitments - Schedule of Detailed Information About Contractual Obligations and Commitments (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 177,479
Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	26,879
Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	81,910
Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	105
Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,070
Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,720
Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	43,666
Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	16,129
Not later than one year
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	14,548
Not later than one year | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,208
Not later than one year | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,306
Not later than one year | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	105
Not later than one year | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	197
Not later than one year | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	229
Not later than one year | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	6,650
Not later than one year | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	853
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	12,435
Later than one year and not later than two years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,226
Later than one year and not later than two years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,910
Later than one year and not later than two years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than one year and not later than two years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	199
Later than one year and not later than two years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	234
Later than one year and not later than two years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,055
Later than one year and not later than two years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	811
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,664
Later than two years and not later than three years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,235
Later than two years and not later than three years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,899
Later than two years and not later than three years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than two years and not later than three years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	199
Later than two years and not later than three years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	213
Later than two years and not later than three years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,357
Later than two years and not later than three years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	761
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,409
Later than three years and not later than four years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,257
Later than three years and not later than four years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,997
Later than three years and not later than four years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than three years and not later than four years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	199
Later than three years and not later than four years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	193
Later than three years and not later than four years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,002
Later than three years and not later than four years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	761
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,534
Later than four years and not later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,266
Later than four years and not later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,168
Later than four years and not later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than four years and not later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	197
Later than four years and not later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	200
Later than four years and not later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	2,942
Later than four years and not later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	761
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	118,889
Later than five years [member] | Purchase of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	20,687
Later than five years [member] | Purchase of energy auctions [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	56,630
Later than five years [member] | Purchase of energy bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments
Later than five years [member] | Quotas of angra 1 and angra 2 [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,079
Later than five years [member] | Transport of energy from itaipu [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,651
Later than five years [member] | Other energy purchase contracts [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	22,660
Later than five years [member] | Physical quota guarantees [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 12,182